PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 1,049	$ 987
Accumulated depreciation	866	742
Depreciated cost	183	245
Depreciation expense	124	102	82
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	813	752
Accumulated depreciation	678	564
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	186	185
Accumulated depreciation	151	141
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	50	50
Accumulated depreciation	$ 37	$ 37